CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 96,787	$ 88,526	$ 75,063
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on investment securities arising during the period	4,367	384	(2,427)
Change in retirement obligation	3,172	1,245	(6,144)
Unrealized gain (loss) on derivatives	514	508	(650)
Unrealized gain (loss) on foreign currency exchange	0	0	50
Other comprehensive income (loss)	8,053	2,137	(9,171)
Comprehensive income	$ 104,840	$ 90,663	$ 65,892